Financial Liabilities Held for Trading - Summary of Fair Value of Financial Liabilities Held for Trading by Maturity (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current	R$ 410	R$ 385
Total	465	519
Current [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current	55	134
1-5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current	319	295
From five to ten years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current	50	52
After ten years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current	R$ 41	R$ 38